SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Outstanding Potentially Dilutive Securities Excluded from Calculation of Basic and Diluted Net Loss Per Share
The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of basic and diluted net loss per share because doing so would be anti-dilutive (in common stock equivalent shares):

	Nine Months Ended September 30,
	2024	2023
Common stock warrants	866	866
Series A Convertible Voting Preferred Stock	14,330,750	—
Series X Convertible Preferred Stock	1,052,236	1,052,236
Common stock options, RSUs and PRSUs issued and outstanding	2,454,822	646,233

Total	17,838,674	1,699,335

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of basic and diluted net loss per share because doing so would be anti-dilutive (in common stock equivalent shares):

	December 31,
	2023	2022
Common stock warrants	866	625,859
Series X Convertible Preferred Stock	1,052,236	909,236
Common stock options, RSUs and PRSUs issued and outstanding	638,037	465,965

Total	1,691,139	2,001,060